Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Note 16 — Segment Information
The Company determines its operating segments based on how the chief operating decision maker (“CODM”) manages the business, allocates resources, makes operating decisions and evaluates operating performance. The CODM does not evaluate operating segments using asset information and, accordingly, the Company does not report asset information by segment. The Company does not aggregate its operating segments into reportable segments. Accordingly, the Company has identified three reportable segments, which are organized based on the geographic areas in which it conducts business, as follows:

Segment	Description
North America	Includes Canada and the United States

Europe, Middle East and Africa (EMEA)	Includes all countries within the European Union, United Kingdom, and countries within the Middle East

Other	Includes South America, China, Mexico, Australia, New Zealand, and Japan
The Company’s segment operating performance measure is gross margin. Gross margin is defined as revenue less cost of revenue, exclusive of depreciation, and depreciation on Sharing vehicles.
The following table provides information about the Company’s segments and a reconciliation of the total segment gross margin to loss from operations for the years ended December 31, 2021 and 2020 (in thousands):

	Year Ended December 31,
	2021				2020
	North America	EMEA	Other	Total Segments	North America	EMEA	Other	Total Segments
Revenues:
Sharing	$142,476	44,703	148	187,327	$57,704	22,198	39	79,941
Product sales	16,104	1,711	—	17,815	12,213	2,275	172	14,660

Total revenues	158,580	46,414	148	205,142	69,917	24,473	211	94,601
Cost of sharing, exclusive of depreciation	78,299	22,720	42	101,061	40,532	30,339	757	71,628
Cost of product sales	16,189	1,148	3	17,340	14,220	8,324	172	22,716
Depreciation on sharing vehicles	21,831	25,483	21	47,335	11,456	11,929	406	23,791

Gross margin	$42,261	(2,937)	82	39,406	$3,709	(26,119)	(1,124)	(23,534)

Reconciling items:
Total expenses				$235,530				$184,632
Loss before income taxes				$(196,124)				$(208,166)
In accordance with ASC 280—Segment Reporting, the Company attributes Product Sales (and the related
c
ost of Product Sales) based on the location of the subsidiary that made the sale, as opposed to the location of the customer or point of shipment.